FINANCIAL RISK MANAGEMENT DISCLOSURES (Details Narrative) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Cash	$ 5,304,097	$ 4,100,608	$ 21,648	$ 33,542
Accounts payable and accrued liabilities	$ 1,636,786	$ 1,895,983	$ 2,658,018